Financial Assets and Liabilities - Schedule of Financial Assets (Details) - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024
Financial assets
Cash		€ 16,199	€ 1,522
Accounts receivable and other receivables, net		4,117	352
Receivable for private company shares		7,641
Loans receivable	[1]	94	311
Total		€ 28,051	€ 2,185

[1]	Loans receivable for the years ended December 31, 2025 and 2024 is presented in the statement of financial position under prepayments and other current assets.